CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,330	$ 2,540
Accounts receivable, net	15,267	4,656
Prepaid expenses and other current assets	6,131	7,001
Deferred offering costs	0	1,129
Inventory	537	2,176
Total current assets	23,265	17,502
Property, plant and equipment	633	399
Right-of-use asset	73	0
Loan to a related party	5,907
Total non-current assets	6,613	399
TOTAL ASSETS	29,878	17,901
Current liabilities:
Bank loans - current	207	157
Lease payable - current	36	0
Finance lease - current	29	0
Accounts payable	14,323	5,096
Accruals and other current liabilities	3,850	4,749
Income taxes payable	713	1,357
Total current liabilities	19,158	11,359
Bank loans – non-current	323	528
Lease payable – non-current	38	0
Finance lease – non-current	101	0
Deferred tax liabilities	0	1
Total non-current liabilities	462	529
TOTAL LIABILITIES	19,620	11,888
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	3,151	0
Merger reserve	1,113	1,113
Retained earnings	5,981	4,895
Accumulated other comprehensive income	13	5
Total shareholders’ equity	10,258	6,013
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 29,878	$ 17,901